Debt - Schedule of Contractual Payments Long, Including Current Maturities -Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 28, 2014	Dec. 28, 2013
Debt Disclosure [Abstract]
2014 (six months)	$ 2,110
2015	5,275
2016	4,220
2017	4,220
2018	3,165
2019	398,790
Thereafter	510,000
Total	927,780	669,890
Plus: Original issue net premium	14,730
Total debt	$ 942,510	$ 662,987